Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 62,291	$ 10,882
Prepaid expenses and other assets		95,175
Total current assets	62,291	106,057
Intangible	166,402	153,434
Equipment, net	71,664	97,600
Total assets	300,357	357,091
Current liabilities
Accounts payable	1,595,883	1,278,307
Accrued liabilities - related party	553,953	591,870
Customer deposits - related party	400,000	400,000
Accrued payroll taxes	93,512	33,737
Debt, current portion	825,170	697,903
Derivative liability	4,851,760	356,554
Total current liabilities	8,320,278	3,358,371
Debt, long-term portion, net of debt discount	18,311	77,803
Total liabilities	8,338,589	3,436,174
Commitments and contingencies (Note 6)
Stockholders' deficit:
Common stock, $.001 par value; 140,000,000 shares authorized; 111,438,236 and 66,600,367 shares issued and outstanding at December 31, 2016 and 2015, respectively	110,865	65,929
Additional paid-in capital	31,891,116	36,038,551
Common stock issuable	125,500	180,900
Preferred stock issuable	51,000
Common stock held in escrow	8,441	8,441
Accumulated deficit	(40,188,414)	(39,344,245)
Noncontrolling interest	(40,376)	(28,659)
Total stockholders' deficit	(8,038,232)	(3,079,083)
Total liabilities and stockholders' deficit	300,357	357,091
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock Series
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock Series	$ 3,636